Operating Segment Information - Schedule of Analysis of the Group's Results by Reportable Segment (Details) - USD ($)		6 Months Ended				12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Gains/(losses) from operations
Gain/(loss) on certificate liabilities		$ 1,754,778,000		$ 86,169,000
Other operating gains/(losses)		109,430		115,403
Total revenues, gains/(losses) from operations		51,438,000		79,950,000
Operating expenses
Cost of revenue (excluding depreciation and amortization)		(7,706,000)		(8,787)
Salaries and employee benefits		(9,615,000)		(7,457)
Professional fees		(7,868,000)		(2,691)
Marketing expenses		(3,335,000)		(2,225)
Technology expense		(2,545,000)		(2,057)
Allowance for credit losses		231,000		270
Other general and administrative expenses		(4,328,000)		(2,323)
Share based compensation		(6,089,000)		171
Depreciation and amortization		(2,164,000)		(1,409)
Income/(loss) before income taxes		(23,622,000)		78,257,000
Coinshares International Limited [Member]
Gains/(losses) from operations
Gain/(loss) on certificate liabilities						$ 802,747,000		$ (2,910,985,000)		$ (1,703,465,000)
Other operating gains/(losses)						211,999,000		19,835,000		(28,366,000)
Total revenues, gains/(losses) from operations						165,677,000		155,540,000		87,711,000
Operating expenses
Cost of revenue (excluding depreciation and amortization)						(20,189,000)		(15,209,000)		(7,092,000)
Salaries and employee benefits						(19,521,000)		(21,737,000)		(13,316,000)
Professional fees						(9,870,000)		(4,655,000)		(4,497,000)
Marketing expenses						(5,291,000)		(5,471,000)		(3,219,000)
Technology expense						(4,474,000)		(2,738,000)		(2,404,000)
Allowance for credit losses						1,142,000		(1,902,000)
Other general and administrative expenses						(6,474,000)		(5,686,000)		(3,628,000)
Share based compensation						(2,839,000)		(12,369,000)		(1,261,000)
Depreciation and amortization						(3,143,000)		(3,022,000)		(3,993,000)
Income from sale of FTX claim								36,816,000
Income/(loss) before income taxes						114,721,000		163,383,000		76,470,000
Coinshares PLC [Member]
Gains/(losses) from operations
Gain/(loss) on certificate liabilities		1,754,778,000		86,169,000
Operating expenses
Share based compensation		(6,089,000)		171,000
Asset Management [Member] | Coinshares International Limited [Member]
Schedule of Analysis of the Group's Results by Reportable Segment [Line Items]
Revenue						126,371,000		111,691,000		53,709,000
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs						(1,009,065,000)		2,891,150,000		1,731,831,000
Gain/(loss) on certificate liabilities						802,747,000		(2,910,985,000)		(1,703,465,000)
Other operating gains/(losses)						206,318,000		19,835,000		(28,366,000)
Total gains/(losses) from operations
Total revenues, gains/(losses) from operations	[1]					126,371,000		111,691,000		53,709,000
Operating expenses
Cost of revenue (excluding depreciation and amortization)	[2]					(15,434,000)		(9,621,000)		(3,994,000)
Salaries and employee benefits	[2]					(6,859,000)		(3,016,000)		(1,952,000)
Professional fees	[2]					(2,254,000)		(1,310,000)		(1,230,000)
Marketing expenses	[2]					(2,637,000)		(3,593,000)		(1,716,000)
Technology expense	[2]					(1,089,000)
Allowance for credit losses	[2]
Other general and administrative expenses	[2]					(1,873,000)		(753,000)		(449,000)	[3]
XBT/ETP Pricing differential	[2]						[4]		[4]
Segment EBITDA	[2]					96,225,000		93,398,000		44,368,000
Share based compensation
Depreciation and amortization						(2,188,000)
Income from sale of FTX claim
Interest income						598,000
Interest expense						(2,601,000)
Gain on treasury digital assets
Fair value gain on investments
XBT/ETP Pricing differential
Income/(loss) before income taxes						92,034,000		93,398,000		44,368,000
Asset Management [Member] | Coinshares PLC [Member]
Schedule of Analysis of the Group's Results by Reportable Segment [Line Items]
Revenue		40,002,000		59,613,000
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(1,864,208,000)		(201,572,000)
Gain/(loss) on certificate liabilities		1,754,778,000		86,169,000
Other operating gains/(losses)		109,430,000		115,403,000
Total gains/(losses) from operations
Total revenues, gains/(losses) from operations	[1]	40,002,000		59,613,000
Operating expenses
Cost of revenue (excluding depreciation and amortization)	[2]	(5,043)		(7,123,000)
Salaries and employee benefits	[2]	(3,599,000)		(2,775,000)
Professional fees	[2]	(943,000)		(842,000)
Marketing expenses	[2]	(1,413,000)		(1,044,000)
Technology expense	[2]	(419,000)		(507,000)
Allowance for credit losses	[2]
Other general and administrative expenses	[2]	(1,068,000)		(999,000)
XBT/ETP Pricing differential	[2]		[5]		[6]
Segment EBITDA		27,517,000		46,323,000
Share based compensation
Depreciation and amortization		(1,259,000)		(1,025,000)
Interest income		293,000		159,000
Interest expense		(1,696,000)		(992,000)
Gain on treasury digital assets
Fair value gain on investments
Non-recurring expenses	[7]	(758,000)
XBT/ETP Pricing differential			[5]		[6]
Income/(loss) before income taxes		24,097,000		44,465,000
Capital Markets [Member] | Coinshares International Limited [Member]
Schedule of Analysis of the Group's Results by Reportable Segment [Line Items]
Revenue						39,306,000		43,849,000		34,002,000
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs						31,038,000		37,663,000		7,367,000
Gain/(loss) on certificate liabilities						(4,584,000)		(14,588,000)		341,000
Other operating gains/(losses)						5,698,000		(1,000)		(422,000)
Total gains/(losses) from operations						32,152,000		23,074,000		7,286,000
Total revenues, gains/(losses) from operations	[1]					71,458,000		66,923,000		41,288,000
Operating expenses
Cost of revenue (excluding depreciation and amortization)	[2]					(4,755,000)		(5,507,000)		(2,803,000)
Salaries and employee benefits	[2]					(5,602,000)		(3,195,000)		(2,889,000)
Professional fees	[2]					(1,989,000)		(66,000)		(772,000)
Marketing expenses	[2]					(15,000)		(70,000)
Technology expense	[2]					(907,000)
Allowance for credit losses	[2]					1,142,000		(1,902,000)
Other general and administrative expenses	[2]					(1,665,000)		(1,372,000)		(666,000)	[3]
XBT/ETP Pricing differential	[2]						[4]		[4]
Segment EBITDA	[2]					57,667,000		54,811,000		34,158,000
Share based compensation
Depreciation and amortization						(474,000)
Income from sale of FTX claim
Interest income						598,000
Interest expense						(2,601,000)
Gain on treasury digital assets
Fair value gain on investments
XBT/ETP Pricing differential
Income/(loss) before income taxes						55,190,000		54,811,000		34,158,000
Capital Markets [Member] | Coinshares PLC [Member]
Schedule of Analysis of the Group's Results by Reportable Segment [Line Items]
Revenue		11,436,000		22,149,000
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(15,751,000)		21,771,000
Gain/(loss) on certificate liabilities		18,690,000		(19,063,000)
Other operating gains/(losses)		486,000		1,636,000
Total gains/(losses) from operations		3,425,000		4,344,000
Total revenues, gains/(losses) from operations	[1]	14,861,000		26,493,000
Operating expenses
Cost of revenue (excluding depreciation and amortization)	[2]	(2,663,000)		(1,664,000)
Salaries and employee benefits	[2]	(2,459,000)		(2,206,000)
Professional fees	[2]	(872,000)		(610,000)
Marketing expenses	[2]			(10,000)
Technology expense	[2]	(574,000)		(470,000)
Allowance for credit losses	[2]	231,000		270,000
Other general and administrative expenses	[2]	(1,389,000)		(542,000)
XBT/ETP Pricing differential	[2]		[5]		[6]
Segment EBITDA		7,135,000		21,261,000
Share based compensation
Depreciation and amortization		(452,000)		(192,000)
Interest income		293,000		159,000
Interest expense		(1,696,000)		(992,000)
Gain on treasury digital assets
Fair value gain on investments
Non-recurring expenses	[7]	(564,000)
XBT/ETP Pricing differential			[5]		[6]
Income/(loss) before income taxes		4,716,000		20,236,000
Unallocated [Member] | Coinshares International Limited [Member]
Schedule of Analysis of the Group's Results by Reportable Segment [Line Items]
Revenue							[8]		[9]		[9]
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs						(4,746,000)	[8]	4,597,000	[9]	5,605,000	[9]
Gain/(loss) on certificate liabilities						4,584,000	[8]	14,588,000	[9]	(341,000)	[9]
Other operating gains/(losses)						(17,000)	[8]	1,000	[9]	422,000	[9]
Total gains/(losses) from operations						(179,000)	[8]	19,186,000	[9]	5,686,000	[9]
Total revenues, gains/(losses) from operations	[1]					(179,000)	[8]	19,186,000	[9]	5,686,000	[9]
Operating expenses
Cost of revenue (excluding depreciation and amortization)	[2]						[8]	(81,000)	[9]	(295,000)	[9]
Salaries and employee benefits	[2]					(7,060,000)	[8]	(15,526,000)	[9]	(8,475,000)	[9]
Professional fees	[2]					(5,627,000)	[8]	(3,279,000)	[9]	(2,495,000)	[9]
Marketing expenses	[2]					(2,639,000)	[8]	(1,808,000)	[9]	(1,503,000)	[9]
Technology expense	[2]					(2,478,000)	[8]	(2,738,000)	[9]	(2,404,000)	[9]
Allowance for credit losses	[2]						[8]		[9]
Other general and administrative expenses	[2]					(2,936,000)	[8]	(3,561,000)	[9]	(2,513,000)	[3],[9]
XBT/ETP Pricing differential	[2]					(1,633,000)	[4],[8]	(15,760,000)	[4],[9]	(2,234,000)	[9]
Segment EBITDA	[2]					(22,373,000)	[8]	(23,567,000)	[9]	(14,233,000)	[9]
Share based compensation						(2,839,000)	[8]	(12,369,000)	[9]	(1,261,000)	[9]
Depreciation and amortization						(481,000)	[8]	(3,022,000)	[9]	(3,993,000)	[9]
Income from sale of FTX claim	[9]							36,816,000
Interest income						597,000	[8]	8,495,000	[9]	7,975,000	[9]
Interest expense						(2,602,000)	[8]	(11,355,000)	[9]	(8,510,000)	[9]
Gain on treasury digital assets						(4,685,000)	[8]	3,493,000	[9]
Fair value gain on investments						(1,574,000)	[8]	923,000	[9]	15,732,000	[9]
XBT/ETP Pricing differential						1,633,000	[8]	15,760,000	[9]	2,234,000	[9]
Income/(loss) before income taxes						(32,503,000)	[8]	15,174,000	[9]	(2,056,000)	[9]
Unallocated [Member] | Coinshares PLC [Member]
Schedule of Analysis of the Group's Results by Reportable Segment [Line Items]
Revenue			[8]	(1,812,000)	[9]
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		2,620,000	[8]	695,000	[9]
Gain/(loss) on certificate liabilities		(18,690,000)	[8]	19,063,000	[9]
Other operating gains/(losses)		(486,000)	[8]	(1,636,000)	[9]
Total gains/(losses) from operations		(16,556,000)	[8]	18,122,000	[9]
Total revenues, gains/(losses) from operations	[1]	(16,556,000)	[8]	16,310,000	[9]
Operating expenses
Cost of revenue (excluding depreciation and amortization)	[2]		[8]		[9]
Salaries and employee benefits	[2]	(1,879,000)	[8]	(2,476,000)	[9]
Professional fees	[2]	(5,790,000)	[8]	(1,239,000)	[9]
Marketing expenses	[2]	(1,922,000)	[8]	(1,171,000)	[9]
Technology expense	[2]	(1,552,000)	[8]	(1,080,000)	[9]
Allowance for credit losses	[2]		[8]		[9]
Other general and administrative expenses	[2]	(1,871,000)	[8]	(782,000)	[9]
XBT/ETP Pricing differential	[2]	16,556,000	[5],[8]	(18,122,000)	[6],[9]
Segment EBITDA		(13,014,000)	[8]	(8,560,000)	[9]
Share based compensation		(6,089,000)	[8]	171,000	[9]
Depreciation and amortization		(453,000)	[8]	(192,000)	[9]
Interest income		292,000	[8]	158,000	[9]
Interest expense		(1,697,000)	[8]	(992,000)	[9]
Gain on treasury digital assets		(15,398,000)	[8]	5,538,000	[9]
Fair value gain on investments		1,099,000	[8]	(689,000)	[9]
Non-recurring expenses	[7],[8]	(619,000)
XBT/ETP Pricing differential		(16,556,000)	[5],[8]	18,122,000	[6],[9]
Income/(loss) before income taxes		(52,435,000)	[8]	13,556,000	[9]
Reportable Segment [Member] | Coinshares International Limited [Member]
Schedule of Analysis of the Group's Results by Reportable Segment [Line Items]
Revenue						165,677,000		155,540,000		87,711,000
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs						(982,773,000)		2,933,410,000		1,744,803,000
Gain/(loss) on certificate liabilities						802,747,000		(2,910,985,000)		(1,703,465,000)
Other operating gains/(losses)						211,999,000		19,835,000		(28,366,000)
Total gains/(losses) from operations						31,973,000		42,260,000		12,972,000
Total revenues, gains/(losses) from operations	[1]					197,650,000		197,800,000		100,683,000
Operating expenses
Cost of revenue (excluding depreciation and amortization)	[2]					(20,189,000)		(15,209,000)		(7,092,000)
Salaries and employee benefits	[2]					(19,521,000)		(21,737,000)		(13,316,000)
Professional fees	[2]					(9,870,000)		(4,655,000)		(4,497,000)
Marketing expenses	[2]					(5,291,000)		(5,471,000)		(3,219,000)
Technology expense	[2]					(4,474,000)		(2,738,000)		(2,404,000)
Allowance for credit losses	[2]					1,142,000		(1,902,000)
Other general and administrative expenses	[2]					(6,474,000)		(5,686,000)		(3,628,000)	[3]
XBT/ETP Pricing differential	[2]					(1,633,000)	[4]	(15,760,000)	[4]	(2,234,000)
Segment EBITDA	[2]					131,340,000		124,642,000		64,293,000
Share based compensation						(2,839,000)		(12,369,000)		(1,261,000)
Depreciation and amortization						(3,143,000)		(3,022,000)		(3,993,000)
Income from sale of FTX claim								36,816,000
Interest income						1,793,000		8,495,000		7,975,000
Interest expense						(7,804,000)		(11,355,000)		(8,510,000)
Gain on treasury digital assets						(4,685,000)		3,493,000
Fair value gain on investments						(1,574,000)		923,000		15,732,000
XBT/ETP Pricing differential						1,633,000		15,760,000		2,234,000
Income/(loss) before income taxes						$ 114,721,000		$ 163,383,000		$ 76,470,000
Reportable Segment [Member] | Coinshares PLC [Member]
Schedule of Analysis of the Group's Results by Reportable Segment [Line Items]
Revenue		51,438,000		79,950,000
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(1,877,339,000)		(179,106,000)
Gain/(loss) on certificate liabilities		1,754,778,000		86,169,000
Other operating gains/(losses)		109,430,000		115,403,000
Total gains/(losses) from operations		(13,131,000)		22,466,000
Total revenues, gains/(losses) from operations	[1]	38,307,000		102,416,000
Operating expenses
Cost of revenue (excluding depreciation and amortization)	[2]	(7,706,000)		(8,787,000)
Salaries and employee benefits	[2]	(7,937,000)		(7,457,000)
Professional fees	[2]	(7,605,000)		(2,691,000)
Marketing expenses	[2]	(3,335,000)		(2,225,000)
Technology expense	[2]	(2,545,000)		(2,057,000)
Allowance for credit losses	[2]	231,000		270,000
Other general and administrative expenses	[2]	(4,328,000)		(2,323,000)
XBT/ETP Pricing differential	[2]	16,556,000	[5]	(18,122,000)	[6]
Segment EBITDA		21,638,000		59,024,000
Share based compensation		(6,089,000)		171,000
Depreciation and amortization		(2,164,000)		(1,409,000)
Interest income		878,000		476,000
Interest expense		(5,089,000)		(2,976,000)
Gain on treasury digital assets		(15,398,000)		5,538,000
Fair value gain on investments		1,099,000		(689,000)
Non-recurring expenses	[7]	(1,941,000)
XBT/ETP Pricing differential		(16,556,000)	[5]	18,122,000	[6]
Income/(loss) before income taxes		$ (23,622,000)		$ 78,257,000

[1]	The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.
[2]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
[3]	Other segment items for each reportable segment include regulatory expenses, entertainment expenses, travel, and hotel expenses.
[4]	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging. These differences result in unrealized gains or losses that are driven by market spreads.
[5]	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging, as outlined further in Note 6. These differences result in unrealized gains or losses that are driven by market spreads.
[6]	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging as outlined further in Note 6. These differences result in unrealized gains or losses that are driven by market spreads.
[7]	Segment EBITDA excludes one-off transactions and other non-recurring items that are not considered indicative of the Group’s ongoing operating performance.
[8]	Unallocated represents other business activities and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.
[9]	Unallocated represents other business activities below the quantitative thresholds when determining the entity’s reportable segments and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.